T. ROWE PRICE Short Duration Income Fund
August 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  28.4%
Car Loan  9.4%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 81 81
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 226 229
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 119
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 150 148
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 100 98
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 209 209
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 211
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  18 18
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 139
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 80 82

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enterprise Fleet Financing
Series 2021-2, Class A2
0.48%, 5/20/27 (1) 3 3
Enterprise Fleet Financing
Series 2021-3, Class A2
0.77%, 8/20/27 (1) 4 4
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 23 23
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 199 200
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  117 116
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  110 111
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 255
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 231
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  45 46
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 147
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 102
GM Financial Automobile Leasing Trust
Series 2022-2, Class C
4.33%, 5/20/26  85 85
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 244

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  125 127
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 50
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 233
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 223 226
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 18 18
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 173 175
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 36 36
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 250 253
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 252
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 96
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 96 94
Santander Retail Auto Lease Trust
Series 2022-B, Class A3
3.28%, 11/20/25 (1) 19 19

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 30 30
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 167 169
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 100 101
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 85
5,441
Other Asset-Backed Securities  18.1%
Allegro IX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.136%, 10/16/31 (1) 250 250
Amur Equipment Finance Receivables IX
Series 2021-1A, Class D
2.30%, 11/22/27 (1) 260 257
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 146
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 51 51
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 102
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/31 (1) 193 193
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 8.032%, 1/20/33 (1) 250 248
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/30 (1) 250 251
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.318%, 11/15/30 (1) 208 208
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 100 101
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 30 29

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 135 130
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 90 89
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 46 46
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 52
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 95 92
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 44 42
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 215
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 93 92
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.679%, 10/18/33 (1) 250 250
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 241 224
Hilton Grand Vacations Trust
Series 2018-AA, Class C
4.00%, 2/25/32 (1) 64 63
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 56 54
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 70 72
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 96 94

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 103
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 102
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 95 90
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.332%, 10/20/29 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.079%, 10/18/30 (1) 250 250
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.558%, 7/16/31 (1) 165 165
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.482%, 1/20/32 (1) 237 237
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 80 77
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 34 32
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 88 82
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 131 133
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 233 233
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 7/15/33 (1) 250 250
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.664%, 7/20/29 (1) 72 72
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.113%, 7/15/30 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/30 (1) 193 193
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 12 12
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 149
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 28 28
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 203
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 39 39
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 97 98
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.455%, 7/30/31 (1) 157 157
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 102
Regatta XIII Funding
Series 2018-2A, Class CR, CLO, FRN
3M TSFR + 2.70%, 8.001%, 7/15/31 (1) 250 251
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.935%, 7/25/31 (1) 250 251
Sabey Data Center Issuer
Series 2020-1, Class A2
3.812%, 4/20/45 (1) 35 34
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 94
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 245
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 11 11
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 56 55
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 51 49
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 17 17
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 436 418
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 55 52
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M TSFR + 2.112%, 7.396%, 10/25/29 (1) 250 250
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.163%, 1/15/34 (1) 250 250
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.925%, 1/29/32 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.482%, 10/20/30 (1) 155 155
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 205 205
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 250 250
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 85 86

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 102
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/31 (1) 250 250
10,472
Student Loan  0.9%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 49 47
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 22 22
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 66 64
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 43 41
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 4 4
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 144
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 91 87
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 6.181%, 1/15/53 (1) 135 134
543
Total Asset-Backed Securities (Cost $16,340) 16,456
BANK LOANS  0.9% (2)
Communications  0.5%
Altice France, FRN, 1M USD LIBOR + 4.00%, 9.38%, 8/14/26  80 63
Clear Channel International, 7.50%, 4/1/27  135 132
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.951%, 4/15/27  79 67
262
Consumer Non-Cyclical  0.2%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.661%, 5/10/27  129 127
127

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance  0.2%
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 12/23/26  134 134
134
Total Bank Loans (Cost $548) 523
CORPORATE BONDS  36.2%
Banking  9.4%
American Express, VR, 5.645%, 4/23/27 (3) 200 203
Banco de Bogota, 6.25%, 5/12/26  200 200
Banco Santander, 2.746%, 5/28/25  200 197
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 150
Bank of America, VR, 5.08%, 1/20/27 (3) 150 150
Bank of the Philippine Islands, 2.50%, 9/10/24  200 201
Barclays, VR, 5.304%, 8/9/26 (3) 200 200
Barclays, VR, 7.325%, 11/2/26 (3) 200 206
Capital One Financial, VR, 5.70%, 2/1/30 (3) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (3) 225 235
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 200 203
Fifth Third Bancorp, 2.375%, 1/28/25  25 25
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 250 250
HDFC Bank, 5.686%, 3/2/26  200 202
HSBC Holdings, VR, 5.597%, 5/17/28 (3) 200 204
Huntington National Bank, VR, 5.699%, 11/18/25 (3) 250 250
Ipoteka-Bank ATIB, 5.50%, 11/19/25  200 194
JPMorgan Chase, VR, 4.979%, 7/22/28 (3) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (3) 95 96
Lloyds Banking Group, 4.50%, 11/4/24  200 199
Lloyds Banking Group, VR, 5.462%, 1/5/28 (3) 200 203
NatWest Group, VR, 7.472%, 11/10/26 (3) 200 205
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 120 120
PNC Financial Services Group, VR, 5.671%, 10/28/25 (3) 135 135
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 20 20
Societe Generale, 2.625%, 10/16/24 (1) 200 199
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 200 204
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3) 200 203
Truist Financial, VR, 6.047%, 6/8/27 (3) 200 204
U.S. Bancorp, VR, 5.384%, 1/23/30 (3) 30 31
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 199
Wells Fargo, VR, 4.54%, 8/15/26 (3) 150 149
5,476

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry  1.7%
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
Indorama Ventures Global Services, 4.375%, 9/12/24  200 200
LG Chem, 4.375%, 7/14/25  200 199
Nutrien, 4.90%, 3/27/28  50 51
POSCO, 5.625%, 1/17/26 (1) 200 202
Sasol Financing USA, 4.375%, 9/18/26  260 250
Sherwin-Williams, 4.55%, 3/1/28  40 40
984
Brokerage Asset Managers Exchanges  0.5%
LPL Holdings, 5.70%, 5/20/27  50 51
LPL Holdings, 6.75%, 11/17/28  45 48
LSEGA Financing, 1.375%, 4/6/26 (1) 200 190
289
Capital Goods  0.7%
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 6.259%, 5/1/27 (1) 55 57
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 76
Republic Services, 4.875%, 4/1/29  20 20
406
Communications  2.6%
American Tower, 3.55%, 7/15/27  200 194
Axian Telecom, 7.375%, 2/16/27  200 199
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 30 29
Crown Castle, 5.00%, 1/11/28  175 177
Crown Castle, 5.60%, 6/1/29  105 109
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  200 199
Sable International Finance, 5.75%, 9/7/27 (1) 200 198
SBA Tower Trust, 1.631%, 11/15/26 (1) 150 139
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 119
Townsquare Media, 6.875%, 2/1/26 (1) 165 164
1,527
Consumer Cyclical  5.7%
Advance Auto Parts, 5.90%, 3/9/26  140 141
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 75
Carnival, 7.625%, 3/1/26 (1) 145 146
Cencosud, 4.375%, 7/17/27 (1) 200 196
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 151
Dollar General, 4.125%, 5/1/28  200 195
Ford Motor Credit, 5.125%, 6/16/25  200 199
Ford Motor Credit, 6.798%, 11/7/28  200 210

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
General Motors Financial, 5.35%, 7/15/27  250 254
General Motors Financial, 5.40%, 4/6/26  155 156
General Motors Financial, 5.40%, 5/8/27  80 82
General Motors Financial, 5.55%, 7/15/29  45 46
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 81
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 203
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 51
Life Time, 5.75%, 1/15/26 (1) 76 76
Marriott International, 4.90%, 4/15/29  21 21
O'Reilly Automotive, 5.75%, 11/20/26  30 31
Starbucks, 3.50%, 3/1/28  150 146
Tapestry, 7.05%, 11/27/25  20 20
VF, 2.40%, 4/23/25  150 147
VF, 2.80%, 4/23/27  100 94
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 201
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 205
3,278
Consumer Non-Cyclical  3.4%
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 4.30%, 3/25/28  250 246
HCA, 5.25%, 4/15/25  200 200
HCA, 5.625%, 9/1/28  200 206
Heineken, 3.50%, 1/29/28 (1) 150 146
Hikma Finance USA, 3.25%, 7/9/25  200 196
Icon Investments Six, 5.809%, 5/8/27  200 205
IQVIA, 6.25%, 2/1/29  65 69
Kroger, 4.60%, 8/15/27  50 50
Kroger, 4.70%, 8/15/26  65 65
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 140 136
Mattel, 5.875%, 12/15/27 (1) 150 152
Solventum, 5.45%, 2/25/27 (1) 105 106
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  185 177
1,979
Electric  1.7%
AES, 3.30%, 7/15/25 (1) 100 98
American Electric Power, 5.20%, 1/15/29  105 107
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 197
DTE Energy, 4.95%, 7/1/27  40 40
DTE Energy, STEP, 4.22%, 11/1/24  65 65
Engie Energia Chile, 4.50%, 1/29/25  200 200
Pacific Gas & Electric, 3.50%, 6/15/25  100 99
PacifiCorp, 5.10%, 2/15/29  30 31

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra Operations, 5.125%, 5/13/25 (1) 58 58
985
Energy  2.9%
6297782, 4.911%, 9/1/27 (1) 80 80
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 127
Diamondback Energy, 5.20%, 4/18/27  40 41
Enbridge, 5.90%, 11/15/26  60 62
Enbridge, 6.00%, 11/15/28  50 53
Energy Transfer, 2.90%, 5/15/25  100 98
Energy Transfer, 5.25%, 7/1/29  120 122
GS Caltex, 1.625%, 7/27/25  200 194
Kosmos Energy, 7.125%, 4/4/26  200 199
Occidental Petroleum, 5.00%, 8/1/27  65 66
Occidental Petroleum, 5.20%, 8/1/29  70 71
ONEOK, 5.55%, 11/1/26  60 61
Southwestern Energy, 8.375%, 9/15/28  175 180
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 100 98
Williams, 5.30%, 8/15/28  200 205
1,662
Finance Companies  1.2%
AerCap Ireland Capital, 1.65%, 10/29/24  215 214
AerCap Ireland Capital, 6.10%, 1/15/27  150 154
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 119
GATX, 5.40%, 3/15/27  40 41
Navient, 5.00%, 3/15/27  85 83
OneMain Finance, 3.50%, 1/15/27  85 80
691
Financial Other  0.3%
Emaar Sukuk, 3.635%, 9/15/26  200 196
196
Industrial Other  0.7%
Albion Financing 1, 6.125%, 10/15/26 (1) 200 198
Bidvest Group U.K., 3.625%, 9/23/26  200 192
390
Insurance  3.2%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 222
Athene Global Funding, 5.684%, 2/23/26 (1) 230 232
Centene, 4.625%, 12/15/29  250 243
CNO Global Funding, 1.65%, 1/6/25 (1) 150 148
CNO Global Funding, 1.75%, 10/7/26 (1) 150 141
Corebridge Financial, 3.65%, 4/5/27  200 196
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 41

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 66
Humana, 1.35%, 2/3/27  70 65
Humana, 5.75%, 3/1/28  25 26
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 176
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 252
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
1,863
Natural Gas  0.4%
Engie, 5.25%, 4/10/29 (1) 200 205
NiSource, 5.25%, 3/30/28  25 26
231
Real Estate Investment Trusts  0.4%
MPT Operating Partnership, 5.00%, 10/15/27 (5) 95 80
MPT Operating Partnership, 5.25%, 8/1/26 (5) 115 108
Service Properties Trust, 4.75%, 10/1/26  69 66
254
Technology  1.1%
Atlassian, 5.25%, 5/15/29  40 41
CDW, 5.10%, 3/1/30  30 30
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 205
Micron Technology, 5.375%, 4/15/28  150 153
SK Hynix, 6.25%, 1/17/26 (1) 200 204
633
Transportation  0.3%
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 41
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
147
Total Corporate Bonds (Cost $20,768) 20,991
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Government Sponsored  0.3%
MEGlobal Canada, 5.00%, 5/18/25  200 199
199
Owned No Guarantee  1.7%
Axiata, 4.357%, 3/24/26  200 199
Bank Mandiri Persero, 5.50%, 4/4/26  200 202
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 194
QNB Finance, 1.375%, 1/26/26  200 191

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
State Bank of India, 1.80%, 7/13/26  200 190
976
Total Foreign Government Obligations & Municipalities
(Cost $1,177) 1,175
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.7%
Collateralized Mortgage Obligations  3.4%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 59 53
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.499%, 1/26/32 (1) 300 302
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 11 10
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.899%, 10/25/41 (1) 178 179
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 20 19
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.50%, 10/25/49 (1) 15 14
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 26 25
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.86%, 5/25/47 (1) 129 126
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 72 65
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 48 43
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 111 100
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.292%, 10/25/59 (1) 47 47

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 24 23
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 40 37
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 6.142%, 2/25/60 (1) 62 60
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63 (1) 86 87
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 18 17
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.999%, 1/25/34 (1) 50 50
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.199%, 11/25/43 (1) 96 97
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.599%, 3/25/44 (1) 146 147
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 5 5
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 66 65
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 58 56
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 117 104
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 46 42
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 99 100
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 104 106
1,979

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Commercial Mortgage-Backed Securities  5.2%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.601%, 4/15/34 (1) 100 90
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  34 35
BANK5
Series 2024-5YR8, Class AS, ARM
6.378%, 8/15/57  95 99
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  200 201
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  99 100
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  93 94
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  30 30
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM
6.064%, 8/15/57  75 77
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM
6.364%, 2/15/57  75 78
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 7.178%, 5/15/41 (1) 189 187
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.097%, 10/15/36 (1) 160 157
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 78
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 150 145
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 192
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  16 15

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 109 98
Federal Home Loan Mortgage Multifamily Structured PTC
Series K060, Class A1
2.958%, 7/25/26  63 61
Federal Home Loan Mortgage Multifamily Structured PTC
Series K084, Class A2, ARM
3.78%, 10/25/28  250 246
Federal Home Loan Mortgage Multifamily Structured PTC
Series K085, Class A2, ARM
4.06%, 10/25/28  106 105
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 7.777%, 5/15/37 (1) 105 104
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 7.18%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 6.84%, 7/5/33 (1) 59 50
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.471%, 10/15/33 (1) 100 93
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.266%, 4/20/48 (1) 90 89
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.928%, 5/15/41 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 183
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 7.078%, 5/15/39 (1) 100 99
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 7.428%, 6/15/39 (1) 100 99
3,024

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 44 44
44
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $5,172) 5,047
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.3%
U.S. Government Agency Obligations  5.0%
Federal Home Loan Mortgage, UMBS
6.00%, 2/1/53 - 6/1/54  644 660
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37  220 220
5.00%, 5/1/53  282 281
5.50%, 8/1/53 - 3/1/54  357 361
6.00%, 7/1/53 - 8/1/53  347 354
6.50%, 10/1/53 - 1/1/54  439 454
UMBS, TBA (6)
5.00%, 9/1/54  285 283
5.50%, 9/1/54  275 277
2,890
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  187 196
196
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,047) 3,086
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  15.1%
U.S. Treasury Obligations  15.1%
U.S. Treasury Notes, 3.75%, 8/15/27  145 145
U.S. Treasury Notes, 4.375%, 7/31/26  1,115 1,123
U.S. Treasury Notes, 4.375%, 8/15/26  500 504
U.S. Treasury Notes, 4.50%, 3/31/26  1,155 1,162
U.S. Treasury Notes, 4.625%, 2/28/26  350 353
U.S. Treasury Notes, 4.625%, 6/30/26  555 561
U.S. Treasury Notes, 4.625%, 10/15/26 (7) 195 198
U.S. Treasury Notes, 4.625%, 6/15/27  830 848

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.875%, 4/30/26  850 861
U.S. Treasury Notes, 4.875%, 5/31/26  1,385 1,404
U.S. Treasury Notes, 5.00%, 10/31/25  1,550 1,562
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,631) 8,721
SHORT-TERM INVESTMENTS  3.7%
Commercial Paper  3.0%
4(2)  3.0%(8)
Bacardi Martini, 5.829%, 9/26/24  300 299
Brunswick, 5.934%, 9/27/24  300 298
Crown Castle, 5.806%, 9/26/24  300 299
Harley-Davidson Financial Services, 5.927%, 9/9/24  250 249
Ovintiv Canada, 6.05%, 9/25/24  300 299
Targa Resources, 5.884%, 10/3/24  300 298
1,742
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 5.34% (9)(10) 387 387
387
Total Short-Term Investments (Cost $2,130) 2,129
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.34% (9)(10) 185 185
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 185
Total Securities Lending Collateral (Cost $185) 185

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$102.75 (11) 90 18,679 1
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$103.00 (11) 31 6,434 2
Total Options Purchased (Cost $10) 3
Total Investments in Securities 100.6%
(Cost $58,008) $ 58,316
Other Assets Less Liabilities (0.6)% (343)
Net Assets 100.0% $ 57,973
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,232 and represents 43.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at August 31, 2024.
(6) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $560 and represents 1.0% of net assets.
(7) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,742 and represents 3.0% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 1,316 32 25 7
Total Centrally Cleared Credit Default Swaps,
Protection Sold 7
Total Centrally Cleared Swaps 7
Net payments (receipts) of variation margin to date (7)
Variation margin receivable (payable) on centrally cleared swaps $ —
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 U.S. Treasury Notes ten year contracts 12/24 (908) $ 5
Long, 72 U.S. Treasury Notes two year contracts 12/24 14,943 (14)
Short, 1 Ultra U.S. Treasury Bonds contracts 12/24 (132) 1
Short, 5 Ultra U.S. Treasury Notes ten year
contracts 12/24 (587) 5
Net payments (receipts) of variation margin to date (3)
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 13++
Totals $ —# $ — $ 13+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 1,047  ¤  ¤ $ 572
Total $ 572^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $572.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
26
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Short Duration Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 35,008 $ — $ 35,008
Corporate Bonds — 20,893 98 20,991
Short-Term Investments 387 1,742 — 2,129
Securities Lending Collateral 185 — — 185
Options Purchased 3 — — 3
Total Securities 575 57,643 98 58,316
Swaps* — 7 — 7
Futures Contracts* 11 — — 11
Total $ 586 $ 57,650 $ 98 $ 58,334
Liabilities
Futures Contracts* $ 14 $ — $ — $ 14
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1305-054Q1 08/24
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.